GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 93.7%
COMMON STOCKS — 28.5%
Automobiles & Components — 0.9%
Aptiv PLC (Jersey)†	67	$5,221
BorgWarner, Inc.†	7	247
Gentex Corp.†	16	412
Harley-Davidson, Inc.†	121	2,876
Lear Corp.†	151	16,462
Magna International, Inc. (Canada)†	323	14,383
Tesla, Inc.†*	13	14,038
Thor Industries, Inc.†	123	13,103

		66,742

Capital Goods — 4.5%
A.O. Smith Corp.†	43	2,026
AAON, Inc.†	218	11,835
Acuity Brands, Inc.†	19	1,819
Advanced Drainage Systems, Inc.†	17	840
AECOM†*	421	15,821
AerCap Holdings NV (Netherlands)†*	3	92
Aerojet Rocketdyne Holdings, Inc.†*	15	595
AGCO Corp.†	25	1,386
Allegion PLC (Ireland)†	66	6,747
AMETEK, Inc.†	44	3,932
Axon Enterprise, Inc.†*	57	5,593
Barnes Group, Inc.†	107	4,233
BWX Technologies, Inc.†	22	1,246
CAE, Inc. (Canada)†	90	1,457
Colfax Corp.†*	834	23,269
Crane Co.†	37	2,200
Curtiss-Wright Corp.†	33	2,946
Donaldson Co., Inc.†	77	3,582
Dover Corp.†	69	6,663
Eaton Corp. PLC (Ireland)†	7	612
Emerson Electric Co.†	61	3,784
Flowserve Corp.†	189	5,390
Fortune Brands Home & Security, Inc.†	444	28,385
Franklin Electric Co., Inc.†	96	5,042
Gates Industrial Corp. PLC (United Kingdom)†*	128	1,316
HD Supply Holdings, Inc.†*	38	1,317
Hexcel Corp.†	12	543
Honeywell International, Inc.†	24	3,470
Howmet Aerospace, Inc.†	259	4,105
Hubbell, Inc.†	25	3,134
Huntington Ingalls Industries, Inc.	5	872

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
ITT, Inc.†	55	$3,231
Lincoln Electric Holdings, Inc.†	46	3,875
Lockheed Martin Corp.†	15	5,474
MasTec, Inc.†*	341	15,301
Mercury Systems, Inc.†*	19	1,495
Middleby Corp. (The)†*	271	21,393
nVent Electric PLC (Ireland)†	264	4,945
Owens Corning†	225	12,546
Quanta Services, Inc.†	305	11,965
RBC Bearings, Inc.†*	21	2,815
Sensata Technologies Holding PLC (United Kingdom)†*	172	6,404
Simpson Manufacturing Co., Inc.†	179	15,100
Teledyne Technologies, Inc.†*	13	4,042
Toro Co. (The)†	19	1,260
Trane Technologies PLC (Ireland)†	42	3,737
TransDigm Group, Inc.†	32	14,146
Trex Co., Inc.†*	83	10,796
United Rentals, Inc.†*	25	3,726
Univar Solutions, Inc.†*	312	5,260
Valmont Industries, Inc.†	55	6,249
Watts Water Technologies, Inc., Class A†	103	8,343
WESCO International, Inc.*	—	10
Westinghouse Air Brake Technologies Corp.†	185	10,650

		327,015

Commercial & Professional Services — 1.6%
Clarivate PLC (Jersey)†*	470	10,495
Copart, Inc.†*	75	6,245
Equifax, Inc.†	67	11,516
ManpowerGroup, Inc.†	214	14,712
MSA Safety, Inc.†	62	7,095
Nielsen Holdings PLC (United Kingdom)†	389	5,781
Robert Half International, Inc.†	69	3,645
Stantec, Inc. (Canada)†	82	2,530
TransUnion†	320	27,853
TriNet Group, Inc.†*	343	20,902
Waste Connections, Inc. (Canada)†	74	6,940

		117,714

Consumer Durables & Apparel — 1.2%
Brunswick Corp.†	156	9,986
Deckers Outdoor Corp.†*	104	20,425

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
DR Horton, Inc.†	192	$10,646
Hanesbrands, Inc.†	857	9,676
Leggett & Platt, Inc.†	28	984
Levi Strauss & Co., Class A†	325	4,355
Mattel, Inc.†*	53	512
Meritage Homes Corp.†*	24	1,827
Mohawk Industries, Inc.†*	100	10,176
Ralph Lauren Corp.†	53	3,844
Tempur Sealy International, Inc.†*	13	935
TopBuild Corp.†*	22	2,503
Whirlpool Corp.†	112	14,507

		90,376

Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc.†*	15	1,758
Darden Restaurants, Inc.†	219	16,594
Grand Canyon Education, Inc.†*	20	1,811
Hyatt Hotels Corp., Class A†	340	17,099
Laureate Education, Inc., Class A†*	286	2,850
McDonald’s Corp.†	6	1,107
MGM Resorts International†	456	7,661
Planet Fitness, Inc., Class A†*	49	2,968
Restaurant Brands International, Inc. (Canada)†	427	23,327
Strategic Education, Inc.†	76	11,677
Wyndham Hotels & Resorts, Inc.†	271	11,550

		98,402

Energy — 2.4%
Apache Corp.†	775	10,462
Cameco Corp. (Canada)†	1,483	15,201
Canadian Natural Resources Ltd. (Canada)†	265	4,619
Cenovus Energy, Inc. (Canada)†	1,796	8,387
Chevron Corp.†	112	9,994
Concho Resources, Inc.†	292	15,038
ConocoPhillips†	163	6,849
Devon Energy Corp.†	3	34
EOG Resources, Inc.†	63	3,192
Exxon Mobil Corp.†	129	5,769
Halliburton Co.†	1,814	23,546
HollyFrontier Corp.†	151	4,409
Imperial Oil Ltd. (Canada)†	105	1,685
Kinder Morgan, Inc.†	21	319
Marathon Petroleum Corp.†	34	1,271

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
National Oilwell Varco, Inc.†	682	$8,354
Phillips 66†	229	16,465
Schlumberger Ltd. (Curacao)†	966	17,765
TechnipFMC PLC (United Kingdom)†	1,801	12,319
Valero Energy Corp.†	130	7,647
Williams Cos., Inc. (The)†	257	4,888

		178,213

Food & Staples Retailing — 0.2%
BJ’s Wholesale Club Holdings, Inc.†*	54	2,013
Casey’s General Stores, Inc.†	8	1,196
Costco Wholesale Corp.†	12	3,639
Kroger Co. (The)†	268	9,072

		15,920

Food, Beverage & Tobacco — 0.7%
Brown-Forman Corp., Class B†	58	3,692
Bunge Ltd. (Bermuda)†	32	1,316
Constellation Brands, Inc., Class A†	93	16,270
Darling Ingredients, Inc.†*	110	2,708
Hain Celestial Group, Inc. (The)†*	29	914
Ingredion, Inc.†	114	9,462
JM Smucker Co. (The)†	38	4,021
McCormick & Co., Inc., non-voting shares†	13	2,332
Monster Beverage Corp.†*	28	1,941
Philip Morris International, Inc.†	12	841
Tootsie Roll Industries, Inc.†	41	1,405
TreeHouse Foods, Inc.†*	207	9,067

		53,969

Health Care Equipment & Services — 1.6%
Abbott Laboratories†	8	731
Alcon, Inc. (Switzerland)†*	106	6,076
Cardinal Health, Inc.†	243	12,682
Cigna Corp.†	35	6,568
DaVita, Inc.†*	231	18,281
DexCom, Inc.†*	7	2,838
Globus Medical, Inc., Class A†*	47	2,242
ICU Medical, Inc.†*	1	184
Integer Holdings Corp.†*	90	6,574
Integra LifeSciences Holdings Corp.†*	4	188
Livongo Health, Inc.†*	56	4,211
Medtronic PLC (Ireland)†	46	4,218
Nevro Corp.†*	11	1,314

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
STERIS PLC (Ireland)†	46	$7,058
Stryker Corp.†	8	1,442
Teladoc Health, Inc.†*	144	27,481
Universal Health Services, Inc., Class B†	141	13,097

		115,185

Household & Personal Products — 0.1%
Energizer Holdings, Inc.†	209	9,925

Materials — 2.4%
Axalta Coating Systems Ltd. (Bermuda)†*	308	6,945
Celanese Corp.†	44	3,799
CF Industries Holdings, Inc.†	508	14,295
Corteva, Inc.†	103	2,759
Eastman Chemical Co.†	60	4,178
Ecolab, Inc.†	57	11,340
Franco-Nevada Corp. (Canada)†	33	4,608
Huntsman Corp.†	309	5,553
International Flavors & Fragrances, Inc.†	103	12,613
Kinross Gold Corp. (Canada)†*	30	217
Louisiana-Pacific Corp.†	313	8,028
NewMarket Corp.†	26	10,412
Nutrien Ltd. (Canada)†	21	674
Packaging Corp. of America†	48	4,790
Pan American Silver Corp. (Canada)†	926	28,141
Reliance Steel & Aluminum Co.†	57	5,411
Scotts Miracle-Gro Co. (The)†	11	1,479
Silgan Holdings, Inc.†	90	2,915
Southern Copper Corp.†	115	4,574
SSR Mining, Inc. (Canada)†*	232	4,949
Steel Dynamics, Inc.†	2	52
Teck Resources Ltd., Class B (Canada)†	530	5,523
Valvoline, Inc.†	257	4,968
Yamana Gold, Inc. (Canada)†	5,362	29,277

		177,500

Media & Entertainment — 1.2%
Charter Communications, Inc., Class A†*	16	8,161
DISH Network Corp., Class A†*	95	3,278
Fox Corp., Class A†	294	7,885
Interpublic Group of Cos., Inc. (The)†	379	6,504
News Corp., Class A†	1,724	20,447

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Omnicom Group, Inc.†	274	$14,960
Sirius XM Holdings, Inc.†	91	534
Snap, Inc., Class A†*	490	11,510
TEGNA, Inc.†	117	1,303
Zillow Group, Inc., Class C†*	129	7,432
Zynga, Inc., Class A†*	275	2,623

		84,637

Pharmaceuticals, Biotechnology & Life Sciences — 2.1%
ACADIA Pharmaceuticals, Inc.†*	61	2,957
Avantor, Inc.†*	746	12,682
Biogen, Inc.†*	40	10,702
Bio-Rad Laboratories, Inc., Class A†*	53	23,929
Bristol-Myers Squibb Co.†	110	6,468
Bruker Corp.†	21	854
Charles River Laboratories International, Inc.†*	57	9,938
Emergent BioSolutions, Inc.†*	4	316
Inovio Pharmaceuticals, Inc.†*	65	1,752
IQVIA Holdings, Inc.†*	57	8,087
Jazz Pharmaceuticals PLC (Ireland)†*	59	6,510
Johnson & Johnson†	65	9,141
Moderna, Inc.†*	357	22,923
Mylan NV (Netherlands)†*	175	2,814
Natera, Inc.†*	266	13,263
Novavax, Inc.†*	83	6,918
PerkinElmer, Inc.†	40	3,924
Pfizer, Inc.†	333	10,889

		154,067

Retailing — 1.7%
Advance Auto Parts, Inc.†	78	11,111
AutoNation, Inc.†*	20	752
Burlington Stores, Inc.†*	32	6,302
CarMax, Inc.†*	41	3,672
Dick’s Sporting Goods, Inc.†	99	4,085
Dollar General Corp.†	62	11,812
Dollar Tree, Inc.†*	80	7,414
Gap, Inc. (The)†	235	2,966
Genuine Parts Co.†	73	6,348
L Brands, Inc.†	82	1,228
LKQ Corp.†*	610	15,982
Lowe’s Cos., Inc.†	39	5,270
Murphy USA, Inc.†*	40	4,504
Penske Automotive Group, Inc.†	45	1,742

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
RH†*	25	$6,222
Ulta Beauty, Inc.†*	24	4,882
Williams-Sonoma, Inc.†	339	27,801

		122,093

Semiconductors & Semiconductor Equipment — 1.7%
Amkor Technology, Inc.†*	517	6,364
Applied Materials, Inc.†	202	12,211
Cirrus Logic, Inc.†*	352	21,747
Enphase Energy, Inc.†*	506	24,070
First Solar, Inc.†*	129	6,385
Inphi Corp.†*	36	4,230
Intel Corp.†	149	8,915
KLA Corp.†	8	1,556
Marvell Technology Group Ltd. (Bermuda)†	46	1,613
MKS Instruments, Inc.†	103	11,664
Monolithic Power Systems, Inc.†	3	711
Power Integrations, Inc.†	51	6,025
Qorvo, Inc.†*	2	221
Semtech Corp.†*	139	7,259
Silicon Laboratories, Inc.†*	69	6,919
Synaptics, Inc.†*	21	1,263

		121,153

Software & Services — 3.0%
Alliance Data Systems Corp.†	30	1,354
Alteryx, Inc., Class A†*	32	5,257
Avalara, Inc.†*	5	665
Black Knight, Inc.†*	30	2,177
Blackbaud, Inc.†	5	285
Blackline, Inc.†*	93	7,711
CoreLogic, Inc.†	303	20,368
Coupa Software, Inc.†*	91	25,211
Crowdstrike Holdings, Inc., Class A†*	24	2,407
Datadog, Inc., Class A†*	7	609
DocuSign, Inc.†*	70	12,055
Dynatrace, Inc.†*	2	81
Elastic NV (Netherlands)†*	20	1,844
Euronet Worldwide, Inc.†*	41	3,929
Gartner, Inc.†*	65	7,886
Global Payments, Inc.†	32	5,428
GoDaddy, Inc., Class A†*	219	16,059
HubSpot, Inc.†*	5	1,122
Jack Henry & Associates, Inc.†	16	2,944
LiveRamp Holdings, Inc.†*	93	3,950

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NortonLifeLock, Inc.†	621	$12,314
Nuance Communications, Inc.†*	2	51
PTC, Inc.†*	315	24,504
Qualys, Inc.†*	40	4,161
Science Applications International Corp.†	200	15,536
Square, Inc., Class A†*	92	9,654
SS&C Technologies Holdings, Inc.†	209	11,804
SVMK, Inc.†*	58	1,365
Teradata Corp.†*	14	291
Twilio, Inc., Class A†*	2	439
VeriSign, Inc.†*	22	4,550
WEX, Inc.†*	24	3,960
Workday, Inc., Class A†*	38	7,120

		217,091

Technology Hardware & Equipment — 1.4%
Arista Networks, Inc.†*	28	5,881
Arrow Electronics, Inc.†*	254	17,447
Avnet, Inc.†	107	2,984
Coherent, Inc.†*	11	1,441
EchoStar Corp., Class A†*	331	9,255
FLIR Systems, Inc.†	199	8,073
IPG Photonics Corp.†*	3	481
Juniper Networks, Inc.†	19	434
Lumentum Holdings, Inc.†*	312	25,406
Novanta, Inc. (Canada)†*	20	2,135
Seagate Technology PLC (Ireland)†	20	968
SYNNEX Corp.†	15	1,797
Trimble, Inc.†*	223	9,631
Ubiquiti, Inc.†	37	6,459
Xerox Holdings Corp.†	592	9,052
Zebra Technologies Corp., Class A†*	4	1,024

		102,468

Telecommunication Services — 0.0%
Bandwidth, Inc., Class A†*	4	508
Iridium Communications, Inc.†*	27	687

		1,195

Transportation — 0.4%
Kirby Corp.†*	95	5,088
Norfolk Southern Corp.†	70	12,290
Schneider National, Inc., Class B†	379	9,350
Werner Enterprises, Inc.†	72	3,134

		29,862

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.0%
Exelon Corp.†	53	$1,923
Spire, Inc.†	5	329

		2,252

TOTAL COMMON STOCKS (Cost $1,591,002)		2,085,779

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 62.5%
Gotham Neutral 500 Fund	260,607	2,679,044
Gotham Neutral Fund*	204,575	1,888,227

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $4,961,298)		4,567,271

PREFERRED STOCKS — 0.0%
Capital Goods — 0.0%
WESCO International, Inc.	1	26

TOTAL PREFERRED STOCKS (Cost $26)		26

	Par Value
U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bill — 2.7%
United States Treasury Note/Bond 0.38% †(b)	$200,000	200,711

TOTAL U.S. TREASURY OBLIGATIONS (Cost $200,544)		200,711

TOTAL LONG POSITIONS - 93.7%		6,853,787

(Cost $6,752,870)
	Number of Shares
SHORT POSITIONS — (28.4)%
COMMON STOCKS — (28.4)%
Automobiles & Components — (0.3)%
Fiat Chrysler Automobiles NV (Netherlands)*	(572)	(5,857)
Fox Factory Holding Corp.*	(100)	(8,261)
LCI Industries	(48)	(5,519)

		(19,637)

Capital Goods — (1.5)%
Boeing Co. (The)	(37)	(6,782)
Carrier Global Corp.	(177)	(3,933)
EMCOR Group, Inc.	(99)	(6,548)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fastenal Co.	(26)	$(1,114)
Generac Holdings, Inc.*	(11)	(1,341)
Ingersoll Rand, Inc.*	(793)	(22,299)
Jacobs Engineering Group, Inc.	(72)	(6,106)
L3Harris Technologies, Inc.	(2)	(339)
Lennox International, Inc.	(48)	(11,184)
Navistar International Corp.*	(206)	(5,809)
Nordson Corp.	(16)	(3,035)
Parker-Hannifin Corp.	(2)	(367)
SiteOne Landscape Supply, Inc.*	(96)	(10,941)
Spirit AeroSystems Holdings, Inc., Class A	(474)	(11,348)
Stanley Black & Decker, Inc.	(115)	(16,029)
Textron, Inc.	(35)	(1,152)
Timken Co. (The)	(41)	(1,865)
Woodward, Inc.	(21)	(1,629)

		(111,821)

Commercial & Professional Services — (0.2)%
ADT, Inc.	(382)	(3,048)
Cintas Corp.	(36)	(9,589)
Exponent, Inc.	(2)	(162)
IHS Markit Ltd. (Bermuda)	(35)	(2,642)

		(15,441)

Consumer Durables & Apparel — (1.5)%
BRP, Inc., sub-voting shares (Canada)	(50)	(2,129)
Canada Goose Holdings, Inc. (Canada)*	(63)	(1,460)
Columbia Sportswear Co.	(249)	(20,064)
Garmin Ltd. (Switzerland)	(99)	(9,652)
Gildan Activewear, Inc. (Canada)	(224)	(3,470)
Hasbro, Inc.	(196)	(14,690)
Lululemon Athletica, Inc.*	(67)	(20,905)
NIKE, Inc., Class B	(63)	(6,177)
NVR, Inc.*	(1)	(3,259)
PVH Corp.	(4)	(192)
Skechers U.S.A., Inc., Class A*	(489)	(15,345)
Tapestry, Inc.	(45)	(598)
Under Armour, Inc., Class C*	(1,468)	(12,977)
YETI Holdings, Inc.*	(25)	(1,068)

		(111,986)

Consumer Services — (1.3)%
Aramark	(147)	(3,318)

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Chipotle Mexican Grill, Inc.*	(2)	$(2,105)
Cracker Barrel Old Country Store, Inc.	(59)	(6,544)
frontdoor, Inc.*	(6)	(266)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(812)	(13,341)
Royal Caribbean Cruises Ltd. (Liberia)	(282)	(14,185)
ServiceMaster Global Holdings, Inc.*	(352)	(12,563)
Texas Roadhouse, Inc.	(346)	(18,189)
Vail Resorts, Inc.	(87)	(15,847)
Wingstop, Inc.	(7)	(973)
Wyndham Destinations, Inc.	(20)	(564)
Wynn Resorts Ltd.	(63)	(4,693)

		(92,588)

Energy — (1.7)%
Cabot Oil & Gas Corp.	(563)	(9,672)
Cimarex Energy Co.	(17)	(467)
Continental Resources, Inc.	(372)	(6,521)
Diamondback Energy, Inc.	(154)	(6,440)
EQT Corp.	(1,496)	(17,802)
Hess Corp.	(205)	(10,621)
Occidental Petroleum Corp.	(725)	(13,267)
Parsley Energy, Inc., Class A	(1,657)	(17,697)
Pembina Pipeline Corp. (Canada)	(423)	(10,575)
TC Energy Corp. (Canada)	(488)	(20,916)
WPX Energy, Inc.*	(1,758)	(11,216)

		(125,194)

Food & Staples Retailing — (0.3)%
Performance Food Group Co.*	(687)	(20,019)
US Foods Holding Corp.*	(167)	(3,293)

		(23,312)

Food, Beverage & Tobacco — (0.5)%
Campbell Soup Co.	(12)	(596)
Freshpet, Inc.*	(15)	(1,255)
Kellogg Co.	(42)	(2,774)
Kraft Heinz Co. (The)	(204)	(6,506)
Lamb Weston Holdings, Inc.	(64)	(4,092)
Pilgrim’s Pride Corp.*	(826)	(13,951)
Sanderson Farms, Inc.	(65)	(7,533)
		(36,707)
Health Care Equipment & Services — (2.6)%
ABIOMED, Inc.*	(17)	(4,106)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Align Technology, Inc.*	(34)	$(9,331)
Amedisys, Inc.*	(23)	(4,566)
AmerisourceBergen Corp.	(10)	(1,008)
Centene Corp.*	(265)	(16,841)
Change Healthcare, Inc.*	(415)	(4,648)
Cooper Cos., Inc. (The)	(54)	(15,317)
Encompass Health Corp.	(97)	(6,007)
Envista Holdings Corp.*	(29)	(612)
Glaukos Corp.*	(58)	(2,228)
HealthEquity, Inc.*	(334)	(19,596)
HMS Holdings Corp.*	(562)	(18,203)
IDEXX Laboratories, Inc.*	(14)	(4,622)
Inovalon Holdings, Inc., Class A*	(446)	(8,590)
LHC Group, Inc.*	(122)	(21,267)
LivaNova PLC (United Kingdom)*	(320)	(15,402)
Neogen Corp.*	(20)	(1,552)
Novocure Ltd. (Jersey)*	(166)	(9,844)
Penumbra, Inc.*	(116)	(20,743)
Quidel Corp.*	(5)	(1,119)
ResMed, Inc.	(3)	(576)
STAAR Surgical Co.*	(7)	(431)
Wright Medical Group NV (Netherlands)*	(8)	(238)

		(186,847)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(1,993)	(8,909)
Reynolds Consumer Products, Inc.	(3)	(104)
WD-40 Co.	(24)	(4,759)

		(13,772)

Materials — (1.9)%
Alamos Gold, Inc., Class A (Canada)	(1,393)	(13,066)
Albemarle Corp.	(29)	(2,239)
Ashland Global Holdings, Inc.	(19)	(1,313)
Balchem Corp.	(96)	(9,107)
Dow, Inc.	(8)	(326)
Eagle Materials, Inc.	(101)	(7,092)
Freeport-McMoRan, Inc.	(486)	(5,623)
Kirkland Lake Gold Ltd. (Canada)	(678)	(27,961)
LyondellBasell Industries NV, Class A (Netherlands)	(158)	(10,384)
Martin Marietta Materials, Inc.	(31)	(6,404)
Methanex Corp. (Canada)	(313)	(5,659)
Mosaic Co. (The)	(898)	(11,234)
Newmont Corp.	(1)	(62)

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sealed Air Corp.	(17)	$(558)
Vulcan Materials Co.	(160)	(18,536)
Westlake Chemical Corp.	(406)	(21,782)

		(141,346)

Media & Entertainment — (0.8)%
ANGI Homeservices, Inc., Class A*	(666)	(8,092)
Live Nation Entertainment, Inc.*	(285)	(12,634)
Madison Square Garden Sports Corp.*	(96)	(14,101)
New York Times Co. (The), Class A	(39)	(1,639)
TripAdvisor, Inc.	(414)	(7,870)
ViacomCBS, Inc., Class B	(420)	(9,794)
Walt Disney Co. (The)	(42)	(4,683)

		(58,813)

Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
AbbVie, Inc.	(25)	(2,454)
Agios Pharmaceuticals, Inc.*	(50)	(2,674)
Alkermes PLC (Ireland)*	(671)	(13,021)
Allogene Therapeutics, Inc.*	(41)	(1,756)
Amgen, Inc.	(59)	(13,916)
Amicus Therapeutics, Inc.*	(257)	(3,876)
Apellis Pharmaceuticals, Inc.*	(261)	(8,524)
Arrowhead Pharmaceuticals, Inc.*	(591)	(25,525)
Axsome Therapeutics, Inc.*	(28)	(2,304)
Bridgebio Pharma, Inc.*	(221)	(7,207)
Deciphera Pharmaceuticals, Inc.*	(26)	(1,553)
Denali Therapeutics, Inc.*	(105)	(2,539)
Eli Lilly & Co.	(50)	(8,209)
Exelixis, Inc.*	(104)	(2,469)
FibroGen, Inc.*	(541)	(21,927)
Horizon Therapeutics PLC (Ireland)*	(122)	(6,781)
Ionis Pharmaceuticals, Inc.*	(379)	(22,346)
Iovance Biotherapeutics, Inc.*	(250)	(6,862)
Karuna Therapeutics, Inc.*	(2)	(223)
NeoGenomics, Inc.*	(478)	(14,808)
Neurocrine Biosciences, Inc.*	(2)	(244)
Perrigo Co. PLC (Ireland)	(241)	(13,320)
PRA Health Sciences, Inc.*	(46)	(4,475)
Principia Biopharma, Inc.*	(34)	(2,033)
PTC Therapeutics, Inc.*	(400)	(20,296)
QIAGEN NV (Netherlands)*	(2)	(86)
Reata Pharmaceuticals, Inc., Class A*	(92)	(14,354)
Sage Therapeutics, Inc.*	(52)	(2,162)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Syneos Health, Inc.*	(207)	$(12,058)
Thermo Fisher Scientific, Inc.	(4)	(1,449)
Ultragenyx Pharmaceutical, Inc.*	(40)	(3,129)

		(242,580)

Retailing — (2.1)%
Best Buy Co., Inc.	(58)	(5,062)
eBay, Inc.	(49)	(2,570)
Etsy, Inc.*	(9)	(956)
Expedia Group, Inc.	(236)	(19,399)
Five Below, Inc.*	(122)	(13,043)
Foot Locker, Inc.	(405)	(11,810)
Grubhub, Inc.*	(129)	(9,069)
Kohl’s Corp.	(218)	(4,528)
Lithia Motors, Inc., Class A	(32)	(4,843)
Nordstrom, Inc.	(680)	(10,533)
Ollie’s Bargain Outlet Holdings, Inc.*	(30)	(2,929)
O’Reilly Automotive, Inc.*	(9)	(3,795)
Ross Stores, Inc.	(131)	(11,166)
Stitch Fix, Inc., Class A*	(35)	(873)
Target Corp.	(122)	(14,631)
Tiffany & Co.	(194)	(23,656)
TJX Cos., Inc. (The)	(294)	(14,865)

		(153,728)

Semiconductors & Semiconductor Equipment — (1.4)%
Analog Devices, Inc.	(107)	(13,122)
Broadcom, Inc.	(31)	(9,784)
Brooks Automation, Inc.	(124)	(5,486)
Cree, Inc.*	(186)	(11,009)
Diodes, Inc.*	(194)	(9,836)
Entegris, Inc.	(136)	(8,031)
Lattice Semiconductor Corp.*	(9)	(255)
Microchip Technology, Inc.	(56)	(5,897)
ON Semiconductor Corp.*	(216)	(4,281)
QUALCOMM, Inc.	(154)	(14,046)
Teradyne, Inc.	(144)	(12,169)
Texas Instruments, Inc.	(43)	(5,460)

		(99,376)

Software & Services — (2.5)%
Accenture PLC, Class A (Ireland)	(15)	(3,221)
Akamai Technologies, Inc.*	(8)	(857)
Aspen Technology, Inc.*	(17)	(1,761)
Booz Allen Hamilton Holding Corp.	(141)	(10,968)

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Broadridge Financial Solutions, Inc.	(5)	$(631)
Ceridian HCM Holding, Inc.*	(58)	(4,598)
Descartes Systems Group, Inc. (The) (Canada)*	(9)	(476)
DXC Technology Co.	(548)	(9,042)
Envestnet, Inc.*	(20)	(1,471)
Fidelity National Information Services, Inc.	(143)	(19,175)
FireEye, Inc.*	(25)	(304)
Globant SA (Luxembourg)*	(42)	(6,294)
Intuit, Inc.	(46)	(13,625)
Leidos Holdings, Inc.	(36)	(3,372)
Manhattan Associates, Inc.*	(167)	(15,731)
ManTech International Corp., Class A	(42)	(2,877)
Medallia, Inc.*	(373)	(9,415)
Nutanix, Inc., Class A*	(493)	(11,687)
Oracle Corp.	(23)	(1,271)
Palo Alto Networks, Inc.*	(76)	(17,455)
Proofpoint, Inc.*	(82)	(9,112)
Slack Technologies, Inc., Class A*	(340)	(10,571)
Smartsheet, Inc., Class A*	(149)	(7,587)
SPS Commerce, Inc.*	(1)	(75)
Switch, Inc., Class A	(718)	(12,795)
Verint Systems, Inc.*	(147)	(6,641)

		(181,012)

Technology Hardware & Equipment — (0.5)%
Acacia Communications, Inc.*	(52)	(3,494)
Apple, Inc.	(3)	(1,094)
CDW Corp.	(130)	(15,103)
Ciena Corp.*	(36)	(1,950)
Dolby Laboratories, Inc., Class A	(37)	(2,437)
Hewlett Packard Enterprise Co.	(196)	(1,907)
HP, Inc.	(118)	(2,057)
National Instruments Corp.	(26)	(1,006)
ViaSat, Inc.*	(186)	(7,137)
Viavi Solutions, Inc.*	(261)	(3,325)

		(39,510)

Telecommunication Services — (0.3)%
CenturyLink, Inc.	(222)	(2,227)
Rogers Communications, Inc., Class B(Canada)	(178)	(7,154)
Shenandoah Telecommunications Co.	(75)	(3,697)
TELUS Corp. (Canada)	(95)	(1,593)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
United States Cellular Corp.*	(180)	$(5,557)

		(20,228)

Transportation — (1.5)%
Alaska Air Group, Inc.	(414)	(15,012)
American Airlines Group, Inc.	(1,150)	(15,030)
CH Robinson Worldwide, Inc.	(36)	(2,846)
Delta Air Lines, Inc.	(504)	(14,137)
JetBlue Airways Corp.*	(1,444)	(15,740)
Knight-Swift Transportation Holdings, Inc.	(298)	(12,430)
United Airlines Holdings, Inc.*	(475)	(16,440)
United Parcel Service, Inc., Class B	(161)	(17,900)

		(109,535)

Utilities — (4.0)%
Algonquin Power & Utilities Corp. (Canada)	(565)	(7,311)
ALLETE, Inc.	(348)	(19,004)
American Electric Power Co., Inc.	(189)	(15,052)
American States Water Co.	(71)	(5,583)
American Water Works Co., Inc.	(155)	(19,942)
Atmos Energy Corp.	(97)	(9,659)
Avangrid, Inc.	(289)	(12,132)
Black Hills Corp.	(114)	(6,459)
California Water Service Group	(94)	(4,484)
Clearway Energy, Inc., Class A	(16)	(335)
DTE Energy Co.	(180)	(19,350)
Edison International	(294)	(15,967)
Entergy Corp.	(84)	(7,880)
Essential Utilities, Inc.	(387)	(16,347)
Evergy, Inc.	(20)	(1,186)
Eversource Energy	(161)	(13,406)
Fortis, Inc. (Canada)	(304)	(11,576)
Hawaiian Electric Industries, Inc.	(23)	(829)
IDACORP, Inc.	(14)	(1,223)
New Jersey Resources Corp.	(438)	(14,301)
Ormat Technologies, Inc.	(73)	(4,635)
Pinnacle West Capital Corp.	(147)	(10,774)
PNM Resources, Inc.	(3)	(115)
Portland General Electric Co.	(487)	(20,361)
PPL Corp.	(399)	(10,310)
Sempra Energy	(42)	(4,924)
South Jersey Industries, Inc.	(331)	(8,272)
Southwest Gas Holdings, Inc.	(199)	(13,741)

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Xcel Energy, Inc.	(324)	$(20,250)

		(295,408)

TOTAL COMMON STOCK (Proceeds $2,107,127)		(2,078,841)

TOTAL SECURITES SOLD SHORT - (28.4)%		(2,078,841)

(Proceeds $2,107,127)
OTHER ASSETS IN EXCESS OF LIABILITIES - 34.7%		2,539,179

NET ASSETS - 100.0%		$7,314,125

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Discount Yield - Rate shown is at the time of purchase.
*	Non-income producing.

PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a U.S. Treasury Obligation with an end of period value of $200,711, which is considered Level 2 as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.